Financial Instruments - Summary of Detailed Information Financial Assets And Liabilities Classified And Measured (Detail) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Financial assets at amortised cost, category [member] | Cash [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	$ 247.4	$ 915.3
Financial assets - Fair Value	247.4	915.3
Financial assets at amortised cost, category [member] | Restricted Cash [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	3.9	3.9
Financial assets - Fair Value	3.9	3.9
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	291.2	402.3
Financial assets - Fair Value	291.2	402.3
Financial assets at amortised cost, category [member] | Margin Payments [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	0.0	29.5
Financial assets - Fair Value	0.0	29.5
Financial liabilities at amortised cost, category [member] | Bank Indebtedness [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	1.9	0.1
Financial liabilities - Fair Value	1.9	0.1
Financial liabilities at amortised cost, category [member] | Accounts Payable and Accrued Liabilities [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	204.6	261.9
Financial liabilities - Fair Value	204.6	261.9
Financial liabilities at amortised cost, category [member] | Current Portion Of Governmental Loans [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	10.0	10.0
Financial liabilities - Fair Value	10.0	10.0
Financial liabilities at amortised cost, category [member] | Long Term Governmental Loans [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	110.4	85.2
Financial liabilities - Fair Value	110.4	85.2
Financial Instruments Measured At Fair Value through Other Comprehensive Income Category [Member] | Derivative Instruments [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	0.0	28.8
Financial liabilities - Fair Value	0.0	28.8
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Warrant Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	57.3	99.4
Financial liabilities - Fair Value	57.3	99.4
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Earnout Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	16.8	22.7
Financial liabilities - Fair Value	16.8	22.7
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Share Based Payment Compensation Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	33.5	45.4
Financial liabilities - Fair Value	$ 33.5	$ 45.4